Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Components of Lease Expense	The components of lease expense consist of the following:
	Classification	Year Ended June 30, 2026	Year Ended June 30, 2025
Operating lease costs	General and administrative expenses	$350,827	$315,051

Balance sheet information related to leases consists of the following:

	Classification	June 30, 2026	June 30, 2025
Assets
Operating lease – ROU assets	Right-of-use assets	$295,620	$544,385

Liabilities
Operating lease liabilities	Current portion	$236,312	$312,780
Operating lease liabilities	Non-current portion	59,499	231,635
Total lease liabilities		$295,811	$544,415

Weighted average remaining term (years)
Operating leases		1.22	1.28

Weighted average discount rate
Operating leases		5.69%	5.88%

Schedule of Minimum Lease Payments in Future Periods

The following table sets forth the Company’s minimum lease payments in future periods:

June 30, 2026
For the years ending June 30,
2027	$258,094
2028	49,580
2029	-
Total minimum lease payments	$307,674
Less: imputed interest	(11,863)

Total:	$295,811